RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes revenues the company has earned from transactions with related parties for the years ended December 31, 2025, 2024 and 2023:

		Year ended December 31,
(US$ MILLIONS)	Related Parties	2025	2024	2023
Revenues
	Brookfield Corporation (1)	$169	$236	$115
	Equity accounted investments of operating subsidiaries	26	—	—
	Other	—	9	—
		$195	$245	$115
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(1)Includes revenues earned by the company’s construction services from an affiliate of Brookfield Corporation.

The following table summarizes balances with related parties as at December 31, 2025 and 2024:

(US$ MILLIONS)	Related Parties	December 31, 2025	December 31, 2024
Financial assets (1)	Brookfield Corporation	$273	$—
Accounts and other receivable, net
	Brookfield Corporation	$313	$291
	Brookfield Business Partners	1,127	1,140
		$1,440	$1,431
Accounts payable and other
	Brookfield Corporation	$8	$9
	Brookfield Business Partners	554	454
	Other	9	10
		$571	$473
Non-recourse borrowings in subsidiaries of the company	Brookfield Wealth Solutions	$38	$44
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(1)Includes the fair value of the units received in a new evergreen private equity fund managed by Brookfield Asset Management in exchange for the sale of a partial interest in the company’s dealer software and technology services operation.